Annual Total Returns (Bar Chart) (Invesco Balanced-Risk Retirement 2040 Fund, Class A, Invesco Balanced-Risk Retirement 2040 Fund)	12 Months Ended
May 02, 2011
Invesco Balanced-Risk Retirement 2040 Fund | Class A, Invesco Balanced-Risk Retirement 2040 Fund
Annual Total Returns
'08	(36.00%)
'09	27.59%
'10	13.03%